Intangible assets, net	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net
5.	Intangible assets, net
The useful life of the Company’s finite-lived acquired intangible assets is as follows:

Table 5.1. Acquired Intangible Assets Useful Life
Acquired intangible assets	Useful life (years)
Developed technology	2 ~ 6
Customer relationships	2 ~ 4
Regulatory licenses	5
Patents and trade name	1 ~ 17
Intangible assets consists of the following (in thousands):

Table 5.2. Details of Intangible Assets, net
As of June 30, 2025	Gross carrying amount	Accumulated amortization	Intangible assets, net	Weighted average remaining useful life (in years)
Amortizing intangible assets:
Internally developed software	$234,744	$(119,232)	$115,512	1.7
Acquired intangible assets	36,053	(21,000)	15,053	4.6

Total amortizing intangible assets	$270,797	$(140,232)	$130,565

Indefinite-lived intangible assets:
Acquired intangible assets	266,404	—	266,404

Total intangible assets, net	$537,201	$(140,232)	$396,969

As of December 31, 2024	Gross carrying amount	Accumulated amortization	Intangible assets, net	Weighted average remaining useful life (in years)
Amortizing intangible assets
Internally developed software	$146,579	$(94,646)	$51,933	1.4
Acquired intangible assets	31,373	(18,316)	13,057	5.8

Total amortizing intangible assets	$177,952	$(112,962)	$64,990

Indefinite-lived intangible assets:
Acquired intangible assets	266,404	—	266,404

Total intangible assets, net	$444,356	$(112,962)	$331,394

Total amortization expense of intangible assets was $
13.6
million and $
12.2
million for the three months ended June 30, 2025 and 2024, respectively, and $
27.1
million and $
23.3
million for the six months ended June 30, 2025 and 2024, respectively. Amortization expense on internally developed software was $
12.3
million and $
10.3
million for the three months ended June 30, 2025 and 2024, respectively, and $
24.4
million and $
19.4
million for the six months ended June 30, 2025 and 2024, respectively. Amortization expense on the acquired intangible assets was $
1.3
million and $
1.9
million for the three months ended June 30, 2025 and 2024, respectively, and $
2.7
million and $
3.9
million for the six months ended June 30, 2025 and 2024, respectively.

The expected future amortization expense for amortizing intangible assets is as follows (in thousands):

Table 5.3. Future Amortization Expense of Intangible Assets
Years ending December 31,
2025 (remaining 6 months)	$40,820
2026	63,351
2027	22,530
2028	1,774
2029	384
Thereafter	1,706

Total amortization expense	$130,565

6. Intangible assets, net
Intangible assets consists of the following (in thousands):
Table 6.1. Details of Intangible Assets, net

As of December 31, 2024	Gross carrying amount	Accumulated amortization	Intangible assets, net	Weighted average remaining useful life (in years)
Amortizing intangible assets:
Internally developed software	$146,579	$(94,646)	$51,933	1.4
Acquired intangible assets	$31,373	$(18,316)	$13,057	5.8
Total amortizing intangible assets	$177,952	$(112,962)	$64,990
Indefinite-lived intangible assets:
Acquired intangible assets	$266,404	$—	$266,404

Total intangible assets, net	$444,356	$(112,962)	$331,394

As of December 31, 2023	Gross carrying amount	Accumulated amortization	Intangible assets, net	Weighted average remaining useful life (in years)
Amortizing intangible assets:
Internally developed software	$95,838	$(52,710)	$43,128	1.5
Acquired intangible assets	29,250	(11,351)	17,899	3.9
Total amortizing intangible assets	$125,088	$(64,061)	$61,027
Indefinite-lived intangible assets:
Acquired intangible assets	266,354	—	266,354

Total intangible assets, net	$391,442	$(64,061)	$327,381

Total amortization expense of intangible assets was $
49.0
million, $
33.1
million and $
12.3
 million for the years ended December 31, 2024, 2023, and 2022, respectively. Amortization expense on internally developed software was $
42.0
million, $
24.9
million and $
8.9
 million for the years ended December 31, 2024, 2023, and 2022, respectively. Amortization expense on the acquired intangible assets was $
7.0
million, $
8.3
million and $
3.4
 million for the years ended December 31, 2024, 2023, and 2022, respectively.
The expected future amortization expense for amortizing intangible assets is as follows (in thousands):
Table 6.2. Future Amortization Expense of Intangible Assets

Years ending December 31,
2025	$41,219
2026	16,987
2027	2,919
2028	1,774
2029	384
Thereafter	1,707

Total amortization expense	$64,990